Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Estimated Useful Lives of Assets

Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furniture and fixtures	3 to 21 years

Summary of Estimated Useful Lives of Intangible Assets

Amortization is provided on a straight-line basis over estimated useful lives of the intangible assets as per details below:

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles–Dealer network	20 years
Intellectual property rights	3 to 10 years
Software	1 to 8 years

Summary of Expected Impact on Initial Application of IFRS 9

Adjustments made to line items in the income statements and the statements of comprehensive income and cumulative effect recognized in equity for changes in accounting on adoption of IFRS 9 is as follows:

		Retained earnings	Hedging reserve	Cost of hedge reserve
Transition adjustment on adoption of IFRS 9	Reason for change	(Rs. In millions)
Adjustments made to equity
	Time value of options	2,481.0	—	(2,481.0)
	Foreign currency basis spread	—	659.5	(659.5)

Adjustments at March 31, 2016, net of tax		2,481.0	659.5	(3,140.5)
Changes recognized for year ended March 31, 2017
Foreign exchange gain/(loss)	Time value of options	(3,305.6)	—	3,305.6
Gain/(loss) on cash flow hedges (net)	Foreign currency basis spread	—	7,679.7	(7,679.7)
Income tax (expense)/credit (net)	Tax on time value of options and foreign currency basis spread	634.4	(1,444.4)	810.0

Adjustments at March 31, 2017, net of tax		(190.2)	6,894.8	(6,704.6)
Changes recognized for year ended March 31, 2018
Foreign exchange gain/(loss) (net)	Time value of options	(1,574.1)	—	1,574.1
Gain/(loss) on cash flow hedges (net)	Foreign currency basis spread	—	(1,233.0)	1,233.0
Interest (expense) (net)	Certain debt issuance cost charged off	(426.3)	—	—
Income tax (expense)/credit (net)	Tax on time value of options and certain debt issuance cost charged off	380.3	195.3	(575.6)

Adjustments as at March 31 ,2018, net of tax		(1,810.3)	5,857.1	(4,473.1)
	Basis adjustment for hedges of inventory purchases	—	(2,819.3)	204.8
	Expected credit loss	(177.8)	—	—
	Available for sale investments measured now as Fair value through profit or loss	29.3	—	—

Adjustments as at April 1, 2018, net of tax		(1,958.8)	3,037.8	(4,268.3)